Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
INVENTORIES
10	INVENTORIES

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Inventories	1,863,933	3,049,405	681,355

The amount of inventories recognized as an expense in cost of sales of the Group was RM 84,102,118 (USD 18,791,669) (December 31, 2023: RM 130,201,026).